Pursuant to Rule 497(e)

Registration No. 033-8021

Registration No. 033-6502

SUNAMERICA EQUITY FUNDS

SUNAMERICA INCOME FUNDS

(each a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2009, to each Fund’s Prospectus, as supplemented and amended to date

Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the Funds’ investment adviser, changed its name to SunAmerica Asset Management Corp. Accordingly, in each Fund’s Prospectus, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica Asset Management Corp. continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

SunAmerica Income Funds - SunAmerica Strategic Bond Fund

Effective May 4, 2009, John Dunlevy will replace Raphael Davis as a co-portfolio manager of SunAmerica Strategic Bond Fund. Accordingly, all references to Raphael Davis in the Prospectus are hereby deleted and replaced with “John Dunlevy.” Additionally, the biographical information relating to Raphael Davis under the heading “Fund Management” on page 32 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“John Dunlevy, CFA

Co-Portfolio Manager and Managing Director

Mr. Dunlevy joined AIG Investments in 2007. He is a Managing Director and portfolio manager focusing on asset-backed and non-agency mortgage-backed securities. Mr. Dunlevy has been an active investor in Structured Mortgage Credit Products including agency and non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) for the past 20 years. Prior to joining AIG Investments, Mr. Dunlevy was a senior member of the Securitized Products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Additionally, Mr. Dunlevy has served as Chief Fixed Income Strategist at Nomura Securities. Mr. Dunlevy received a BS degree from Boston College, and a MBA in Finance from Columbia University. Mr. Dunlevy is a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA).”

SunAmerica Equity Funds - SunAmerica Balanced Assets Fund

Effective May 4, 2009, John Dunlevy will replace Raphael Davis as a portfolio manager of SunAmerica Balanced Assets Fund. Accordingly, all references to Raphael Davis in the Prospectus are hereby deleted and replaced with “John Dunlevy.” Additionally, the biographical information relating to Raphael Davis under the heading “Fund Management” on page 41 of the Prospectus is hereby deleted in its entirety and replaced with the following:

“John Dunlevy, CFA

Portfolio Manager

Mr. Dunlevy has portfolio management responsibilities with both SunAmerica and AIG Investments, where he is currently a Managing Director and portfolio manager focusing on asset-backed and non-agency mortgage-backed securities. Mr. Dunlevy joined AIG Investments in 2007 and has been an active investor in Structured Mortgage Credit Products including agency and non-agency mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) for the past 20 years. Prior to joining AIG Investments, Mr. Dunlevy was a senior member of the Securitized Products portfolio team with Merrill Lynch, Beacon Funds, Hyperion Capital Management, and TIAA-CREF. Additionally, Mr. Dunlevy has served as Chief Fixed Income Strategist at Nomura Securities. Mr. Dunlevy received a BS degree from Boston College, and a MBA in Finance from Columbia University. Mr. Dunlevy is a Chartered Financial Analyst (CFA) and a Certified Public Accountant (CPA).”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUNAMERICA EQUITY FUNDS

SUNAMERICA INCOME FUNDS

(each a “Fund” and collectively, the “Funds”)

Supplement dated May 1, 2009, to each Fund’s

Statement of Additional Information, as supplemented and amended to date

Effective April 1, 2009, AIG SunAmerica Asset Management Corp., the Funds’ investment adviser, changed its name to SunAmerica Asset Management Corp. Accordingly, in each Fund’s Statement of Additional Information, all references to “AIG SunAmerica Asset Management Corp.” are hereby deleted and replaced with “SunAmerica Asset Management Corp.” SunAmerica Asset Management Corp. continues to be a wholly-owned subsidiary of AIG Retirement Services, Inc., which in turn is a wholly-owned subsidiary of American International Group, Inc. (“AIG”).

SunAmerica Income Funds - SunAmerica Strategic Bond Fund

Effective May 4, 2009, John Dunlevy will replace Raphael Davis as a co-portfolio manager of the SunAmerica Strategic Bond Fund. Accordingly, on page 61 of the Statement of Additional Information, the information relating to Mr. Davis is hereby deleted and replaced with the following.

Other Accounts
	Number of Other Accounts Managed and Total Assets (in millions) by Account						Number of Accounts and Total Assets (in millions) for Which Advisory Fee is Performance Based
Portfolio Manager	RIC		OPI		OA		RIC	OPI	OA
J. Dunlevy		0		0		0	0	0	0
	$	N/A	$	N/A	$	N/A	N/A	N/A	N/A

Additionally, on page 62 of the Statement of Additional Information, the information relating to Mr. Davis is hereby deleted and replaced with the following.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Owned by Portfolio Managers
John Dunlevy	None

SunAmerica Equity Funds - SunAmerica Balanced Assets Fund

Effective May 4, 2009, John Dunlevy will replace Raphael Davis as a portfolio manager of the SunAmerica Balanced Assets Fund. Accordingly, on page 66 of the Statement of Additional Information, the information relating to Mr. Davis is hereby deleted and replaced with the following:

Other Accounts
	Number of Other Accounts Managed and Total Assets (in millions) by Account						Number of Accounts and Total Assets (in millions) for Which Advisory Fee is Performance Based
Portfolio Manager	RIC		OPI		OA		RIC	OPI	OA
J. Dunlevy		0		0		0	0	0	0
	$	N/A	$	N/A	$	N/A	N/A	N/A	N/A

Additionally, on page 69 of the Statement of Additional Information, the information relating to Mr. Davis is hereby deleted and replaced with the following.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds Owned by Portfolio Managers
John Dunlevy	$0

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.